Leases	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
Leases
15.	Leases

The Company has entered into non-cancellable operating leases for offices and vehicles. Lease cost recognized in the Company’s unaudited interim condensed consolidated statements of income is summarized as follows:

Six months ended June 30, 2025
Operating lease costs in the period from January 1 to June 30	$659,230
Total lease cost:	$659,230

Other information about lease amounts recognized in the unaudited interim consolidated financial statements, as of June 30, 2025) is as follows:
Weighted-average remaining lease term – 5.64 years
Weighted-average discount rate – 2.12%

The following table depicts the undiscounted cashflow on an annual basis of each of the next five years and the sum for all the years thereafter:

Period ended June 30, 2025
1 year	$1,379,780
1-2 years	1,329,709
2-3 years	1,304,793
3-4 years	1,303,551
4-5 years	1,303,551
5+ years	1,955,327
Total undiscounted cashflow	8,576,711
Interest	(575,542)
Lease Liability as of June 30, 2025	$8,001,169
Thereof current lease liability as of June 30, 2025	1,217,021
Thereof non-current lease liability as of June 30, 2025	6,784,148